Segment Information Level 4 Reconciliation of Net Income (Loss) to EBITDA (Details) (USD $)	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
EBITDA Reconciliation [Line Items]
Net income	$ 10,412,000		$ 1,300,000	$ 23,500,000	$ 15,047,000		$ 1,700,000	$ (13,800,000)	[1]	$ (3,700,000)	$ (9,900,000)	$ (19,000,000)	[2]	$ 91,248,000		$ 16,715,000		$ 41,496,000		$ (46,363,000)		$ (33,297,000)
Interest expense	4,781,000				4,818,000									9,672,000		9,631,000		21,757,000		18,987,000		21,005,000
Interest income	(62,000)				(87,000)									(124,000)		(194,000)		(392,000)		(407,000)		(790,000)
Income tax provision (benefit)	6,797,000				78,000									(54,310,000)		139,000		307,000		240,000		300,000
Depreciation and amortization	8,766,000				8,338,000									17,243,000		16,457,000		33,407,000		37,022,000		34,899,000
EBITDA	30,700,000	[3]			28,200,000	[3]								63,700,000	[3]	42,700,000	[3]	96,600,000	[4]	9,500,000	[4]	22,100,000	[4]
Recognition of beginning deferred tax balances														$ (68,666,000)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income to EBITDA: Three Months EndedJune 30?Six Months EndedJune 30 2013?2012?2013?2012 (millions)Net income(1)?$10.4?$15.0?$91.2?$16.7Interest expense?4.8?4.8?9.7?9.6Interest income?(0.1)?(0.1)?(0.1)?(0.2)Income tax provision (benefit)(1)?6.8?0.1?(54.3)?0.1Depreciation and amortization?8.8?8.3?17.2?16.5EBITDA?$30.7?$28.2?$63.7?$42.7?_______________________________________?(1)The six months ended June?30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.
[4]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income (loss) to EBITDA for the consolidated company: Year Ended December 31 2012?2011?2010 (millions)Net income (loss)?$41.5?$(46.4)?$(33.3)Interest expense?21.8?19.0?21.0Interest income?(0.4)?(0.4)?(0.8)Income tax provision?0.3?0.2?0.3Depreciation and amortization?33.4?37.0?34.9EBITDA?$96.6?$9.5?$22.1